Consolidated Statements of Cash Flows Supplemental Disclosures of Cash Flow Information - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Cash paid for interest	$ 33,000	$ 39,000
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Preferred stock issued for payment of interest expense	0	344,000
Preferred stock issued for liabilities	0	1,152,000
Preferred stock issued for pre-payment of services	0	448,000
Issuance of common shares for settlement of liabilities	2,034,000	764,000
Issuance of common shares for related party liabilities	379,000	529,000
Noncash or Part Noncash Acquisition, Value of Assets Acquired	1,560,000	0
Notes Assumed	1,100,000	0
Debt Conversion, Converted Instrument, Amount	783,000	0
Convertible debt issued for prepaid services	$ 150,000	$ 0